Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
12.	INCOME TAXES

The provision for federal income taxes consists of:

(Dollar amounts in thousands)	2014	2013	2012

Current payable	$2,146	$1,556	$1,660
Deferred	(154)	423	2

Total provision	$1,992	$1,979	$1,662

The tax effects of deductible and taxable temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

(Dollar amounts in thousands)	2014	2013

Deferred tax assets:
Allowance for loan and lease losses	$2,328	$2,396
Net unrealized loss on securities	-	1,152
Supplemental retirement plan	282	247
Investment security basis adjustment	66	66
Nonaccrual interest income	444	472
Deferred origination fees, net	295	171
OREO adjustments	94	107
Accrued compensation	207	197
Other	14	19
Gross deferred tax assets	3,730	4,827

Deferred tax liabilities:
Premises and equipment	385	503
Net unrealized gain on securities	1,311	-
FHLB stock dividends	225	225
Intangibles	353	304
Other	77	107
Gross deferred tax liabilities	2,351	1,139

Net deferred tax assets	$1,379	$3,688

No valuation allowance was established at December 31, 2014 and 2013, in view of the Company’s ability to carry-back to taxes paid in previous years and certain tax strategies, coupled with the anticipated future taxable income as evidenced by the Company's earnings potential.

The reconciliation between the federal statutory rate and the Company’s effective consolidated income tax rate is as follows:

(Dollar amounts in thousands)	2014			2013			2012
		% of			% of			% of
		Pretax			Pretax			Pretax
	Amount	Income		Amount	Income		Amount	Income

Provision at statutory rate	$3,119	34.0	% $	3,062	34.0	% $	2,700	34.0%
Tax-free income	(1,187)	(12.9)		(1,138)	(12.6)		(1,095)	(13.8)
Nondeductible interest expense	37	0.4		45	0.5		48	0.6
Other	23	0.2		10	0.1		9	0.1

Actual tax expense and effective rate	$1,992	21.7	% $	1,979	22.0	% $	1,662	20.9%

ASC 740‐10 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more‐likely‐than‐not recognition threshold is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more‐likely‐than‐not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more‐likely‐than‐not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met.

At December 31, 2014 and December 31, 2013, the Company had no unrecognized tax benefits. The Company does not expect the total amount of unrecognized tax benefits to significantly increase within the next 12 months. The Company recognizes interest and penalties on unrecognized tax benefits as a component of income tax expense.

The Company and the Bank are subject to U.S. federal income tax as well as an income tax in the state of Ohio, and the Bank is subject to a capital‐based franchise tax in the state of Ohio. The Company and the Bank are no longer subject to examination by taxing authorities for years before December 31, 2011.